Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combinations	Business Combinations
Acquisition of Embee Mobile
In November 2021, the Company entered into a Share Purchase Agreement pursuant to which it acquired all of the outstanding shares of Embee Mobile Inc. (“Embee”), a company incorporated under the laws of the State of Delaware. Embee is a mobile insights provider and market leader in mobile audience analytics, consumer panel and mobile sampling. The purchase consideration included a cash amount of $9,060, subject to customary closing adjustments and additional contingent consideration payments to shareholders of Embee in the aggregate amount of up to $8,300, to be paid over a two-year period, subject to the achievement of certain milestones. The assets and liabilities and the results of the operations of Embee were consolidated in the Company’s consolidated financial statements commencing as of the date of the acquisition. The fair value of the contingent consideration as of the acquisition date was $7,079 and is measured based on estimated future cash outflows, based upon the probabilities-weighted fair values of multiple discounted cash flow analysis. The extent to which the actual contingent consideration payment differs from the probability-weighted analysis will result in adjustments to this liability in future periods. The contingent consideration was classified as a liability, and as a result was measured at fair value as of the acquisition date and was remeasured to fair value on each subsequent reporting date until the contingency was settled (Level 3 within fair value hierarchy). In addition, the Company would pay an amount up to $2,500 for the retention of employees for a period of one to two years following the acquisition. These retention payments were expensed over the requisite service period and were not included in the purchase consideration in accordance with ASC 805.
The following summarizes the purchase price allocation of Embee’s acquisition:

Fair Value
Total consideration	$16,139
Less: Cash acquired	(53)
Less: Working capital adjustment during the measurement period	(294)
Total consideration, net of cash acquired	$15,792

Identifiable assets and liabilities assumed
Accounts receivable	$617
Other current assets	89
Deferred commissions	26
Property and equipment	13
Technology (1)	497
User panel (2)	11,202
Goodwill (3)	7,721
Trade payables	(323)
Deferred tax liabilities, net	(2,015)
Deferred revenue	(307)
Other liabilities assumed	(1,728)
Total identifiable assets acquired, net of liabilities assumed	$15,792
(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life was estimated at approximately 2 years and was amortized using the straight-line method.
(2) In assessing the value of the user panel, the Company used a cost approach. The user panel’s economic useful life was estimated at approximately 3 years and is amortized using the straight-line method.
(3) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the     acquisition. The Company estimates that the goodwill is non-deductible for tax purposes.
The Company incurred approximately $197 of expenses related to the acquisition, all of which were recorded in general and administrative expenses for the year ended December 31, 2021.
During the year ended December 31, 2022, the Company decreased the goodwill by $294 as a result of a final net working capital adjustment made during the measurement period.
Pro forma results of operations related to the Embee acquisition are not presented because they are not material to the Company’s consolidated financial statements.
Acquisition of SimilarTech Assets
In April 2021, the Company entered into an agreement pursuant to which it acquired the business and certain assets and liabilities of SimilarTech Ltd., a related party (“SimilarTech”), which provides web technologies insights and analysis, for a total consideration of $500. In addition, the Company agreed to pay up to $1,000 to a former shareholder of SimilarTech over a period of 9 months following the acquisition, subject to attainment of certain employee retention and performance targets. These payments were expensed over the requisite service period. The acquisition is considered a business combination in accordance with ASC 805.
In connection with the acquisition, the Company recognized total intangible assets of $225 and goodwill in the amount of $435 and net liabilities of $160 in its consolidated balance sheets.
Acquired intangible assets are amortized on a straight-line basis over their estimated useful life of two to four years.
Acquisition of Internet Marketing Center
In May 2022, the Company entered into a Share Purchase Agreement pursuant to which it acquired all of the outstanding shares of Internet Marketing Center Ltd. (“IMC”), a company incorporated under the laws of the State of Israel. In addition, the Company entered into an Asset Purchase Agreement pursuant to which it acquired certain assets from Rank Ranger LLC, a limited liability company that is affiliated with IMC through its sole shareholder. IMC is a market leader in search engine optimization and rank tracking. The purchase consideration included a cash amount of $3,963, subject to customary closing adjustments and a subsequent working capital adjustment. In addition, the Company shall pay an amount of up to $1,730 for the retention of the certain executives of IMC for a period of up to three years following the acquisition, and a further amount of up to $865 subject to the achievement of specific future revenue milestones during the retention period.

The following summarizes the purchase price allocation of IMC’s acquisition:

Fair Value
Total consideration paid	$3,963
Less: Cash acquired	(176)
Less: Working capital adjustment during the measurement period	(193)
Total consideration, net of cash acquired	$3,594

Identifiable assets acquired, net of liabilities
Accounts receivable	$231
Other current assets	104
Property and equipment	43
Technology (1)	2,035
Customer relationships (2)	424
Brand name (3)	59
Goodwill (4)	1,843
Trade and other payables	(615)
Long term employee benefits	(181)
Deferred tax liabilities	(153)
Other liabilities assumed	(196)
Total identifiable assets acquired, net of liabilities	$3,594

(1) In assessing the value of the technology, the Company used an income approach. The technology’s economic useful life is estimated at approximately 4 years and is amortized using the straight-line method.

(2) In assessing the value of the customer relationships, the Company used a cost approach. The economic useful life of the customer relationships is estimated at approximately 4 years and is amortized using the straight-line method.
(3) In assessing the value of the brand name, the Company used an income approach method. The brand name’s economic useful life is estimated at approximately 2 years and is amortized using the straight-line method.
(4) The goodwill is primarily attributable to expected synergies and knowledge base resulting from the     acquisition. The Company estimates that the goodwill is not deductible for tax purposes.
During the year ended December 31, 2022 the Company decreased the goodwill by $193 as a result of a final net working capital adjustment made during the measurement period.
The Company incurred approximately $142 of expenses relating to the acquisition, which were recorded in general and administrative expenses for the year ended December 31, 2022.
Pro forma results of the IMC acquisition have not been presented because they are not material to the Company’s consolidated financial statements.
Contingent consideration
During the year ended December 31, 2022, the Company recorded an adjustment of $884 in the fair value of contingent consideration obligations associated with a business combination, all of which was recorded as a decrease in general and administrative expenses. The aggregate fair value of the remaining contingent consideration obligations associated with a business combination was $3,883 at December 31, 2022, which is included within other payables and accrued expenses in the accompanying consolidated balance sheets. There were no remaining contingent consideration obligations as of December 31, 2023.
The Company paid $2,312 and $3,883 of contingent consideration under these agreements during the years ended December 31, 2022 and 2023, respectively.
Other asset acquisitions
During 2021, the Company acquired certain technology and data assets to strengthen its data edge. These acquisitions were not financially significant individually or in the aggregate. Each of these transactions did not meet the definition of business combinations and were therefore accounted for as asset acquisitions. The total consideration paid during the year ended December 31, 2021 for these asset acquisitions was $300. There were no other asset acquisitions during the years ended December 31, 2022 and 2023.